Consolidated statements of cash flows - USD ($)	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Operating activities
Net loss for the period	$ (6,177,473)	$ (3,720,035)
Depreciation and amortization	1,967,428	244,442
Accretion on long-term debt and lease liability	360,983	24,735
Share-based compensation - options and warrants	375,302	371,772
Shares issued for services	190,788	721,922
Income tax expense (recovery)	(18,055)	8,504
Gain on derivative liabilities [note 16]	(2,911,891)	(2,241,059)
Loss on valuation of contingent consideration [note 16]	466,795
Loss on lease termination	44,023
Effect of exchange rate fluctuation	60,218	(416,683)
Operating activities before working capital items	(5,641,882)	(5,006,402)
Net change in non-cash working capital items
Trade and other receivables	(81,213)	(88,718)
Inventories	6,798,032	(327,266)
Prepaid expenses and deposits to suppliers	185,918	(367,319)
Share subscription receivable	(297,522)
Other financial assets	(59,932)	4,395
Trade and other payables	(1,234,551)	(2,571,975)
Contract liabilities	697,873	35,999
Cash provided by (used in) operating activities	366,723	(8,321,286)
Investing activities
Business acquisition - net of cash acquired	27,616
Additions to property and equipment	(319,656)	(23,939)
Additions to intangibles	(83,670)	(37,738)
Proceeds received from related parties on sale of real estate [note 17]	3,833,603
Cash provided by (used in) investing activities	3,457,893	(61,677)
Financing activities
Increase in floor plan financing	132,102
Repayment of floor plan financing	(14,491,243)
Decrease (increase) in restricted cash [note 5]	(150,000)
Increase in long-term debt	251,620	207,161
Repayment of long-term debt	(798,505)	(272,693)
Repayment of purchase consideration	(1,723)
Change in amounts due to related parties	(12,133)	(75,146)
Issuance of Voting Common Shares and warrants [note 18]	9,259,809	19,141,579
Repayment of lease liabilities	(1,371,619)	(50,949)
Cash provided by (used in) financing activities	(7,181,692)	18,949,952
Net increase (decrease) in cash during the period	(3,357,076)	10,566,989
Cash and cash equivalents, beginning of period	7,418,779	46,791
Cash and cash equivalents, end of period	$ 4,061,703	$ 10,613,780